INCOME TAXES (Details Narrative) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Non-capital loss carryforwards	$ 5,662,000	$ 6,934,000
Canada
Statement [Line Items]
Non-capital loss carryforwards	109,960,000	88,904,000
Capital loss carryforwards	47,907,000	41,861,000
Investment tax credits	$ 3,636,000	$ 5,236,000